Condensed Consolidated Statements of Changes in Shareholder's Equity (Deficit) (Unaudited) (USD $) In Thousands	Predecessor	Predecessor Common Stock	Predecessor Additional Paid-in Capital	Predecessor Retained Deficit	Predecessor Accumulated Other Comprehensive Income (Loss)	Successor	Successor Common Stock	Successor Retained Deficit	Successor Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2010	$ 23,637	$ 29	$ 279,939	$ (214,856)	$ (41,475)
Recognition of stock based compensation expense	13,730		13,730
Exercise of stock options	1,077		1,077
Tax effect of exercise of stock options	2,661		2,661
Net income (loss)	(27,898)			(27,898)
Other comprehensive income, net of tax	743				743
Ending balance at Jan. 25, 2011	13,950	29	297,407	(242,754)	(40,732)
Beginning balance at Dec. 31, 2010		29				(1,259)		(1,259)
Equity contribution						320,000	320,000
Net income (loss)						(14,289)		(14,289)
Other comprehensive income, net of tax						2,725			2,725
Ending balance at Jun. 30, 2011						307,177	320,000	(15,548)	2,725
Beginning balance at Mar. 31, 2011
Net income (loss)						5,941
Other comprehensive income, net of tax						1,484
Ending balance at Jun. 30, 2011						307,177
Beginning balance at Dec. 31, 2011						265,651	320,000	(19,870)	(34,479)
Equity contribution						38	38
Net income (loss)						2,470		2,470
Other comprehensive income, net of tax						15,353			15,353
Ending balance at Jun. 30, 2012						283,512	320,038	(17,400)	(19,126)
Beginning balance at Mar. 31, 2012
Net income (loss)						(4,383)
Other comprehensive income, net of tax						(2,816)
Ending balance at Jun. 30, 2012						$ 283,512